Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Other Current Assets [Abstract]
Inventories	$ 10,534	$ 6,609
Deferred mobilization expenses	62,351	66,169
Prepayments and advances	25,371	22,880
Other	6,411	5,850
Total	$ 104,667	$ 101,508